SCHEDULE OF DISAGGREGATION OF REVENUES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total revenues	$ 8,248,108	$ 7,991,103
Campaign Based Marketing Services [Member]
Product Information [Line Items]
Total revenues	4,885,294	4,401,097
Optimization Based Marketing Services [Member]
Product Information [Line Items]
Total revenues	2,458,420	2,723,341
Social Media Platforms Marketing Services [Member]
Product Information [Line Items]
Total revenues	771,266	866,665
Social commerce [Member]
Product Information [Line Items]
Total revenues	$ 133,128